Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Provisions
Schedule of provisions
	Legal claims	Investments in associates and joint ventures (ii)	Site dismantling and remediation	Other provisions	Total
As of 06.30.20	6,144	43	1,102	6,266	13,555
Additions (i)	151	-	46	(182)	15
Deconsolidation	(5,072)	-	(1,071)	(5,492)	(11,635)
Recovery (i)	(54)	(31)	-	-	(85)
Used during the year	(166)	-	-	(46)	(212)
Inflation adjustment	(187)	-	-	-	(187)
Currency translation adjustment	(400)	-	(77)	(546)	(1,023)
As of 06.30.21	416	12	-	-	428
Additions (i)	341	-	-	-	341
Share of loss of associates	-	(4)	-	-	(4)
Recovery (i)	(79)	-	-	-	(79)
Used during the year	(97)	-	-	-	(97)
Inflation adjustment	(195)	-	-	-	(195)
As of 06.30.22	386	8	-	-	394
	June 30, 2022	June 30, 2021
Non-Current	196	187
Current	198	241
Total	394	428